CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Restricted capital and reserves | ¥		¥ 24,258
USD [Member]
Statement Line Items [Line Items]
Restricted capital and reserves | $	$ 3,714
Condensed [Member]
Statement Line Items [Line Items]
Restricted capital and reserves | ¥		12,990
Dividend Payables | ¥
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Restricted capital and reserves | $	1,990
Dividend Payables | $